Inventories - 6K (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Inventories	$ 2,455	$ 2,980	$ 0
Lubricants [Member]
Inventories [Abstract]
Inventories	438	739	0
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 2,017	$ 2,241	$ 0